Related parties	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Related parties
29.	Related parties
Before completion of the IPO, the Group was controlled by immediate parent HIGHWORLD INVESTMENTS LTD and ultimate parent ELBRUS CAPITAL FUND II, L.P. After completion of the IPO, HIGHWORLD INVESTMENTS LTD owns 37.499994% of the shares and ELQ Investors VIII Limited owns 24.999996%, and both have significant influence on the Group.

(a)	Transactions with Key management
Key management comprises the Chief Executive Officer, Chief Marketing Officer, Chief Financial Officer, Chief Strategy Officer, Chief Business Development Officer, Chief Product Officer and Chief Commercial Officer, who make all key decisions regarding running the business.
Key management received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in profit or loss:
(in thousands of Russian Roubles)

	For the years ended December 31,
	2019	2018	2017
Salary and bonus	116,784	129,194	80,627
Management incentive agreement, including related social taxes	167,004	53,290	61,207
Pension contributions	12,825	13,432	10,583
Other social contributions	6,404	6,824	4,950

Total remuneration	303,017	202,740	157,367

(b)	Transactions with Board of Directors
Starting May 8, 2019, the Board of Directors comprises of nine members, including the three independent directors, who oversee the operations of the Group and supervise the policies of key management and the affairs of the Group.
The Board of Directors received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in profit or loss:
(in thousands of Russian Roubles)

	For the years ended December 31
	2019	2018	2017
Cash compensation	17,281	—	—
Equity awards	15,025	—	—
Pension contributions	2,930	—	—
Other social contributions	195	—	—

Total remuneration	35,431	—	—

(c)	Transactions with other related parties
The Group’s other related party transactions mostly relate to the provision of services to subsidiaries of our shareholders.
The Group’s transactions with other related parties are disclosed below.
(in thousands of Russian Roubles)

	Loans granted to related parties		Services provided to and received from related parties
	Amounts owed by related parties	Interest income	Services provided to related parties	Amounts owed by related parties	Services received from related parties		Amounts owed to related parties
For the year ended and as of December 31, 2019
Shareholders of the Group	—	—	—	—	9,309	*	—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	7,448	—	—		270

	—	—	7,448	—	9,309		270

For the year ended and as of December 31, 2018
Shareholders of the Group	—	—	—	1,129	—		—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	2,593	—	—		1,478

	—	—	2,593	1,129	—		1,478

For the year ended and as of December 31, 2017
Shareholders of the Group	—	10,733	—	—	—		—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	3,313	—	—		1,461
Minority shareholders	—	179	—	—	—		—

	—	10,912	3,313	—	—		1,461

*	Represents reimbursement of road show expenses incurred by Goldman Sachs & Co. LLC in the course of the Group ’ s IPO.
All related party transactions were made in accordance with contractual terms and conditions agreed between the parties.